Supplemental Cash flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows [Abstract]
Changes in non-cash working capital

Changes in non-cash working capital consisted of the following:

	Years ended December 31
($000s)	2020	2019
Operating activities
increase in current assets
Accounts receivable	685	1,333
Prepaids and other	886	637
Product inventory[1]	7,288	(6,698)
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities	(7,523)	2,886
Other long-term liabilities	(70)	(193)
Total changes in non-cash working capital	1,266	(2,035)

Investing activities
Increase in current assets
Prepaids and other	-	4
Decrease in current liabilities
Accounts payable and accrued liabilities	(3,544)	(295)
Total changes in non-cash working capital	(3,544)	(291)

Financing activities
Increase (decrease) in current liabilities
Other liabilities	161	(200)
Total changes in non-cash working capital	161	(200)

[1]	The change in non-cash working capital associated with product inventory represents the change in operating costs capitalized as product inventory in the respective periods.